Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted income (loss) per share:

	Year ended December 31,
	2022	2021
Basic and Diluted Income (Loss) Per Share
Net loss from continuing operations	$(20,204)	$(26,254)
Net (loss) income from discontinued operation	$(38,591)	$6,485
Net loss	$(58,795)	$(19,769)

Net loss per share from continuing operations	$(60.93)	$(479.63)
Net (loss) income per share from discontinued operation	$(116.37)	$118.47
Net loss per share of common stock, basic and diluted	$(177.30)	$(361.16)

Weighted average common shares outstanding, basic and diluted	331,615	54,738

(j) Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” or ASU 2020-06. ASU 2020-06 simplifies accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. ASU 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years and early adoption is permitted in annual reporting periods ending after December 15, 2020. The Company adopted this guidance as of January 1, 2022, using the full retrospective method of adoption. The adoption eliminated the presentation of the beneficial conversion feature on the consolidated statement of operations and had no other material impact to the Company.

In May 2021, the FASB issued ASU No. 2021-04, “Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options,” or ASU 2021-04. ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” or ASU 2021-10. ASU 2021-10 requires entities to provide disclosures on government assistance transactions for annual reporting periods. The disclosures include information around the nature of the transaction, the related accounting policies used to account for the transaction, the effect of the transaction on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021 and early adoption is permitted. The Company adopted this guidance as of January 1, 2022, using the prospective method of adoption. This adoption did not have a material impact to the Company or its disclosures.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU 2016-13. ASU 2016-13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires consideration of a range of reasonable information to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale debt securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including those interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard, but based on a preliminary assessment, does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Schedule of Anti-Dilutive Securities

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	December 31,
	2022	2021
Options and restricted stock units outstanding	12,550	3,996
Warrants	2,849,559	37,176